Commitments and Contingencies - Purchase Obligations (Details) (USD $)	0 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended							9 Months Ended	10 Months Ended	12 Months Ended
	May 09, 2009 employee	Feb. 28, 2009 contractor	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2011 Inventories [Member]	Dec. 31, 2011 Inventories [Member] Disposable Products [Member]	Dec. 31, 2011 Inventories [Member] Electric Board and Touch Panel [Member]	Dec. 31, 2011 Inventories [Member] LifeCell [Member]	Dec. 31, 2011 Services [Member]	Dec. 31, 2011 Novadaq Sales and Marketing Agreement [Member] Inventories [Member] LifeCell [Member]	Sep. 30, 2012 Wake Forest Royalty Litigation [Member] Predecessor [Member]	Nov. 03, 2011 Wake Forest Royalty Litigation [Member] Predecessor [Member]	Dec. 31, 2010 Wake Forest Royalty Litigation [Member] Predecessor [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Royalty expense											$ 0	$ 0	$ 86,000,000
Number of Regional Durable Medical Equipment Medicare Administrative Contractors Records Provided		4
Number of Former Employees That Filed Qui Tam Actions	2
Period to consumate exchange offer from date of issuance			365 days	365 days
Period to file a shelf registration statement after the exchange date			30 days	30 days
Debt Instument, Exchange Offer Not Consumated, Shelf Registration Statement, Effective Period			1 year	1 year
Unrecorded Unconditional Purchase Obligation					34,100,000	3,500,000	3,200,000	13,300,000	7,900,000	8,000,000
Unrecorded Unconditional Purchase Obligation, Due 2012					26,100,000				5,400,000
Unrecorded Unconditional Purchase Obligation, Due 2013					3,000,000				2,500,000
Unrecorded Unconditional Purchase Obligation, Due 2014					$ 5,000,000
Days after exchange offer not consumated that additional interest will accrue			90 days	90 days
Additional interest accrual rate			0.25%	0.25%
Additional interest accrual rate, incremental increase in rate, maximum			1.00%	1.00%